UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-07102
The Advisors’ Inner Circle Fund II
(Exact name of registrant as specified in charter)

c/o CT Corporation
101 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 446-3863
Date of fiscal year end: July 31, 2011
Date of reporting period: April 30, 2011

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND®
April 30, 2011
(Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 86.2%

	Shares	Value
CONSUMER DISCRETIONARY — 9.8%
Arbitron	13,333	$515,720
Harte-Hanks	24,790	230,299
Honda Motor ADR	15,310	587,138
John Wiley & Sons, Cl A	10,634	541,590
Lowe’s	18,296	480,270
McDonald’s	9,455	740,421
NIKE, Cl B	7,945	654,032
Nordstrom	15,045	715,390
Scripps Networks Interactive, Cl A	9,525	489,776
Sherwin-Williams	5,584	459,507
Staples	26,890	568,455
VF	6,780	681,797

		6,664,395

CONSUMER STAPLES — 12.4%
Colgate-Palmolive	10,802	911,149
Diageo ADR	11,507	936,325
Energizer Holdings *	8,504	642,307
HJ Heinz	12,525	641,656
Molson Coors Brewing, Cl B	16,597	809,104
Nestle ADR	25,545	1,588,899
PepsiCo	7,641	526,388
Reckitt Benckiser Group	15,327	850,817
Tesco	93,444	629,748
Wal-Mart Stores	15,820	869,784

		8,406,177

ENERGY — 6.8%
Apache	4,004	534,014
Chevron	7,875	861,840
CNOOC ADR	2,665	664,784
Core Laboratories	3,698	354,934
Exxon Mobil	5,728	504,064
FMC Technologies *	10,568	491,201

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND®
April 30, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
ENERGY — continued
Oceaneering International *	5,060	$442,345
Transocean *	9,863	717,533

		4,570,715

FINANCIALS — 13.1%
Aflac	15,400	865,326
American Express	18,377	901,943
Bank of New York Mellon	23,153	670,511
Berkshire Hathaway, Cl B *	9,524	793,349
Capital One Financial	6,570	359,576
Charles Schwab	29,233	535,256
Goldman Sachs Group	3,505	529,290
HSBC Holdings ADR	7,623	415,225
IntercontinentalExchange *	5,300	637,855
Leucadia National	12,751	492,954
Markel *	1,363	568,753
Morningstar	7,884	454,118
Plum Creek Timber REIT	16,630	716,587
PNC Financial Services Group	8,146	507,822
TCF Financial	27,148	423,237

		8,871,802

HEALTH CARE — 8.8%
Abbott Laboratories	11,320	589,093
Baxter International	8,920	507,548
DENTSPLY International	7,602	285,379
Johnson & Johnson	8,891	584,316
McKesson	10,960	909,790
Medco Health Solutions *	12,759	756,992
Mednax *	7,498	531,758
Mettler-Toledo International *	2,360	442,264
Thermo Fisher Scientific *	13,617	816,884
VCA Antech *	22,714	558,764

		5,982,788

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND®
April 30, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — 14.5%
3M	9,785	$951,200
ABB ADR	24,016	660,200
Alexander & Baldwin	7,748	408,319
CSX	5,305	417,450
Graco	11,037	552,181
Illinois Tool Works	9,880	577,091
Iron Mountain	16,465	524,410
Komatsu	29,459	1,031,610
National Presto Industries	1,166	129,461
Northrop Grumman	8,475	539,095
Orbital Sciences *	29,825	561,605
Precision Castparts	4,610	712,337
Republic Services, Cl A	28,653	906,008
Stericycle *	4,683	427,464
United Technologies	9,699	868,836
Waste Management	14,160	558,754

		9,826,021

INFORMATION TECHNOLOGY — 13.2%
Accenture, Cl A	13,853	791,422
Amphenol, Cl A	12,280	686,575
ANSYS *	9,951	550,191
Apple *	2,575	896,692
Fiserv *	6,519	399,680
Global Payments	10,235	544,911
Google, Cl A *	495	269,329
Microsoft	21,512	559,742
NeuStar, Cl A *	17,609	473,506
Paychex	18,996	621,359
QUALCOMM	10,208	580,223
SAP ADR	10,024	646,849
Taiwan Semiconductor Manufacturing ADR	57,516	776,466
Wright Express *	10,873	612,476

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND®
April 30, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Zebra Technologies, Cl A *	13,226	$519,650

		8,929,071

MATERIALS — 3.0%
BHP Billiton ADR	10,148	1,027,383
Rock-Tenn, Cl A	7,630	527,004
Steel Dynamics	26,135	475,396

		2,029,783

TELECOMMUNICATION SERVICES — 2.4%
Neutral Tandem *	25,084	383,534
Telefonica ADR	29,853	804,837
Vodafone Group ADR	15,595	454,127

		1,642,498

UTILITIES — 2.2%
Edison International	24,490	961,722
UGI	14,973	498,601

		1,460,323

TOTAL COMMON STOCK (Cost $42,843,611)		58,383,573

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND®
April 30, 2011
(Unaudited)
EXCHANGE TRADED FUNDS — 10.7%

	Shares	Value
iShares Barclays 1-3 Year Treasury Bond Fund	18,192	$1,530,493
iShares Dow Jones Select Dividend Index Fund	14,117	757,518
iShares MSCI All Country Asia Ex-Japan Index Fund	13,015	843,893
iShares MSCI EAFE Index Fund	11,495	729,473
SPDR Barclays Capital 1-3 Month Treasury Bill Fund	2,238	102,612
SPDR S&P 500 Trust	7,032	960,149
Vanguard Emerging Markets Fund	30,720	1,553,817
WisdomTree Japan Hedged Equity Fund	20,536	754,698

TOTAL EXCHANGE TRADED FUNDS (Cost $5,943,260)		7,232,653

CASH EQUIVALENT — 3.0%
BlackRock Liquidity Funds Temp Fund Portfolio — Institutional, 0.100% (A) (Cost $2,058,372)	2,058,372	2,058,372

TOTAL INVESTMENTS— 99.9% (Cost $50,845,243)†		$67,674,598

Percentages are based on Net Assets of $67,709,227.

*	Non-income producing security.

(A)	The rate shown is the 7-day effective yield as of April 30, 2011.

ADR	— American Depositary Receipt

Cl	— Class

EAFE	— Europe, Australasia, Far East

MSCI	— Morgan Stanley Capital International

REIT	— Real Estate Investment Trust

S&P	— Standard & Poor’s

SPDR	— Standard & Poor’s Depository Receipt

†	At April 30, 2011, the tax basis cost of the Fund’s investments was $50,845,243, and the unrealized appreciation and depreciation were $17,014,624 and $(185,269), respectively.

As of April 30, 2011, all of the Fund’s investments are Level 1. There were no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
LHI-QH-001-0500

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Philip T. Masterson Philip T. Masterson President

Date: June 29, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip T. Masterson Philip T. Masterson
President

Date: June 29, 2011

By	/s/ Michael Lawson Michael Lawson
Treasurer, Controller and Chief Financial Officer

Date: June 29, 2011